Segment Information (Schedule Of Total Assets By Region) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total assets	$ 1,640.2	$ 1,753.8
Ireland [Member]
Segment Reporting Information [Line Items]
Total assets	755.4	920.0
United States [Member]
Segment Reporting Information [Line Items]
Total assets	793.9	753.8
Rest Of world [Member]
Segment Reporting Information [Line Items]
Total assets	$ 90.9	$ 80.0